Convertible Promissory Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of outstanding convertible promissory notes
Convertible Promissory Notes, net of debt discount	$2,487,888
Less current portion	946,008
Total long-term liabilities	$1,541,880

	2019	2018

Convertible Promissory Notes, net of debt discount	$2,598,336	$2,470,810
Less current portion	390,987	485,837
Total long-term liabilities	$2,207,349	$1,984,973

Schedule of maturities of long-term debt, net of debt discount
June 30,	Amount
2021	1,217,824
2022	473,880
2023	993,000
2024	75,000
$2,759,704

December 31,	Amount
2020	$390,987
2021	685,000
2022	570,150
2023	927,199
2024	25,000
$2,598,336